Annual Fund Operating Expenses - Class A C Shares - Alger Dynamic Opportunities Fund - AC	Mar. 01, 2021
Class A
Operating Expenses:
Advisory Fees	1.20%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	1.36%	[2]
Total Annual Fund Operating Expenses	2.81%
Fee Waiver and/or Expense Reimbursement	0.81%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.00%
Class C
Operating Expenses:
Advisory Fees	1.20%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	1.35%	[2]
Total Annual Fund Operating Expenses	3.55%
Fee Waiver and/or Expense Reimbursement	0.80%	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.75%

[1]	The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is 1.20%, and for assets in excess of $1 billion is 1.00%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2020 was 1.20%.
[2]	Other Expenses includes dividend and interest expense on short sales of 1.09% for Class A Shares and 1.07% for Class C Shares.
[3]	The Manager has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage and extraordinary expenses) through February 28, 2023 to the extent necessary to limit the total annual fund operating expenses of the Fund’s Class A Shares to 2.00%, and the Class C Shares to 2.75%, of such class’s average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between the Manager and the Fund’s Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. The Manager may, during the term of the expense reimbursement contract, recoup any expenses waived or reimbursed to the extent that such recoupment would not cause the expense ratio to exceed the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment by the Manager after the repayment of the recoupment is taken into account.